UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-08886

DWS Equity Partners Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/07

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2007 (Unaudited)

DWS Equity Partners Fund

	Shares	Value ($)

Common Stocks 95.5%
Consumer Discretionary 14.1%
Auto Components 0.3%
WABCO Holdings, Inc.*	26,080	1,180,381
Hotels Restaurants & Leisure 1.0%
Wyndham Worldwide Corp.* (a)	140,010	4,466,319
Media 9.2%
Clear Channel Communications, Inc.	361,600	13,473,216
Comcast Corp. "A"*	543,950	14,191,655
LodgeNet Entertainment Corp.* (a)	102,503	2,685,579
R.H. Donnelley Corp.* (a)	104,231	6,131,910

Time Warner, Inc.	205,000	3,890,900

		40,373,260
Specialty Retail 3.6%
American Eagle Outfitters, Inc.	113,532	2,932,531
Lowe's Companies, Inc.	75,500	2,345,030
TJX Companies, Inc.	353,800	10,787,362

		16,064,923
Consumer Staples 3.8%
Food & Staples Retailing 2.1%
Costco Wholesale Corp.	150,000	9,262,500
Food Products 0.4%
Kraft Foods, Inc. "A"	56,192	1,801,516
Tobacco 1.3%
Altria Group, Inc.	81,200	5,636,092
Energy 5.2%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC* (a)	277,133	13,341,176
Magellan Midstream Holdings LP (a)	341,300	9,662,203

		23,003,379
Financials 29.4%
Commercial Banks 2.3%
Wells Fargo & Co.	271,200	9,909,648
Consumer Finance 8.8%
AmeriCredit Corp.* (a)	463,800	8,028,378
Capital One Financial Corp.	181,900	11,761,654
First Marblehead Corp.	560,700	18,777,843

		38,567,875
Diversified Financial Services 3.4%
Citigroup, Inc.	272,372	12,768,799
Moody's Corp.	51,000	2,338,350

		15,107,149
Insurance 10.0%
Aon Corp.	120,000	5,198,400
Berkshire Hathaway, Inc. "B"*	4,700	18,283,000
Prudential Financial, Inc.	227,000	20,380,060

		43,861,460
Real Estate Investment Trusts 0.2%
American Financial Realty Trust (REIT)	122,000	1,010,160
Thrifts & Mortgage Finance 4.7%
Countrywide Financial Corp. (a)	386,400	7,670,040
Freddie Mac	209,700	12,919,617

		20,589,657
Health Care 14.2%
Health Care Equipment & Supplies 0.7%
Covidien Ltd.*	73,692	2,935,152
Health Care Providers & Services 13.5%
Coventry Health Care, Inc.*	250,100	14,348,237
Laboratory Corp. of America Holdings*	10,000	776,600
Omnicare, Inc. (a)	232,200	7,576,686
UnitedHealth Group, Inc.	75,000	3,750,750

WellPoint, Inc.*	409,600	33,009,664

		59,461,937
Pharmaceuticals 0.0%
Pfizer, Inc.	8,000	198,720
Industrials 9.1%
Aerospace & Defense 2.0%
United Technologies Corp.	119,000	8,880,970
Industrial Conglomerates 0.8%
Tyco International Ltd.	73,692	3,254,239
Road & Rail 6.3%
Canadian National Railway Co.	528,000	27,799,200
Information Technology 10.0%
Computers & Peripherals 4.5%
Hewlett-Packard Co.	185,000	9,129,750
International Business Machines Corp.	91,800	10,712,142

		19,841,892
Electronic Equipment & Instruments 0.6%
Tyco Electronics Ltd.*	73,692	2,569,640
IT Services 4.9%
CheckFree Corp.* (a)	102,600	4,743,198
First Data Corp.	281,579	9,354,054
MasterCard, Inc. "A" (a)	50,900	6,972,791
Redecard SA (GDR) 144A*	18,750	573,395

		21,643,438
Telecommunication Services 9.7%
Diversified Telecommunication Services 0.9%
Iowa Telecommunications Services, Inc. (a)	215,100	3,981,501
Wireless Telecommunication Services 8.8%
America Movil SAB de CV "L" (ADR)	105,000	6,348,300
American Tower Corp. "A"*	225,500	8,934,310
Millicom International Cellular SA* (a)	54,100	4,562,253
NII Holdings, Inc.*	147,500	11,679,050
SBA Communications Corp. "A"* (a)	215,000	7,002,550

		38,526,463

Total Common Stocks (Cost $249,543,140)		419,927,471
Securities Lending Collateral 11.0%
Daily Assets Fund Institutional, 5.49% (b) (c) (Cost $48,596,116)	48,596,116	48,596,116
Cash Equivalents 5.4%
Cash Management QP Trust, 5.32% (b) (Cost $23,852,503)	23,852,503	23,852,503
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $321,991,759)	111.9	492,376,090
Other Assets and Liabilities, Net	(11.9)	(52,500,384)

Net Assets	100.0	439,875,706

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*		Non-income producing security.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at August 31, 2007 amounted to $48,276,215 which is 11.0% of net assets.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
GDR: Global Depositary Receipt
REIT: Real Estate Investment Trust

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last half-year (the registrant’s second fiscal half-year in the case of the annual report) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Equity Partners Fund, Inc.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 17, 2007

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 17, 2007